Unbilled Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Unbilled Revenue [Abstract]
Unbilled Revenue
	December 31, 2014	December 31, 2013
Current unbilled revenue	$12,073,778	$14,106,631
Long-term unbilled revenue	26,870,908	28,371,625
Total	$38,944,686	$42,478,256